Revenue and Contract Balances (Details) - Schedule of allowance for doubtful accounts - Leafly Holdings, Inc.[Member] - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Financing Receivable, Allowance for Credit Loss [Line Items]
Balance, beginning of period	$ 1,131	$ 614	$ 614	$ 51
Add: provision for doubtful accounts	841	$ 1,076	1,590	586
Less: write-offs, net of recoveries	$ (394)		(1,073)	(23)
Balance, end of period			$ 1,131	$ 614